SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 96.48%
Brazil — 2.27%
91,900	Banco do Brasil SA	$475,999
99,300	Hypera SA	503,988
65,787	Sul America SA	324,683
		1,304,670
Chile — 2.31%
46,702	Antofagasta Plc	849,379
146,649	Falabella SA	478,330
		1,327,709
China — 24.43%
18,800	Alibaba Group Holding Ltd., ADR*	2,233,252
7,000	Baidu, Inc., ADR*	1,041,530
162,500	China Overseas Land & Investment Ltd.	384,930
434,000	Chinasoft International Ltd.	565,957
654,000	CIMC Enric Holdings Ltd.	952,183
834,000	CSPC Pharmaceutical Group Ltd.	908,133
9,500	Daqo New Energy Corp., ADR*	383,040
52,000	Gree Electric Appliances, Inc. of Zhuhai, Class A	302,560
554,000	KWG Group Holdings Ltd.	362,817
59,334	Longshine Technology Group Co. Ltd., Class A	345,088
5,000	NetEase, Inc., ADR	508,900
773,000	Nexteer Automotive Group Ltd.	959,647
507,293	Ping An Bank Co. Ltd., Class A	1,311,565
211,999	Ping An Insurance Group Co. of China Ltd., Series H	1,527,690
73,400	Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	483,814
57,894	Sieyuan Electric Co. Ltd., Class A	447,763
101,000	SITC International Holdings Co. Ltd.	365,285
660,000	Topsports International Holdings Ltd.(a)	668,471
473,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	298,334
		14,050,959
Egypt — 1.60%
277,933	Commercial International Bank Egypt SAE, GDR*	917,450

Greece — 0.74%
344,951	Alpha Services and Holdings SA*	422,740

Hong Kong — 1.45%
1,130,000	Pacific Basin Shipping Ltd.	415,401
168,000	Xinyi Glass Holdings Ltd.	420,810
		836,211
Hungary — 0.78%
8,747	OTP Bank Nyrt*	446,021

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value

India — 10.15%
214,519	Apollo Tyres Ltd.	$630,170
94,336	Axis Bank Ltd.*	857,256
148,814	Hindalco Industries Ltd.	946,317
187,010	Indiabulls Housing Finance Ltd.	546,319
120,989	KEC International Ltd.	778,147
33,824	Mahindra & Mahindra Ltd.	379,513
353,414	Redington India Ltd.	686,639
40,418	Shriram Transport Finance Co. Ltd.	657,888
35,283	UPL Ltd.	353,231
		5,835,480
Indonesia — 0.96%
1,172,600	Bank Negara Indonesia Persero Tbk PT	554,299

Korea — 16.98%
2,812	Com2uSCorp*	373,665
13,005	DB Insurance Co. Ltd.	590,462
5,307	E-MART, Inc.*	672,776
19,969	Fila Holdings Corp.	601,788
23,899	Hana Financial Group, Inc.	844,330
5,616	Hyundai Motor Co.	985,773
11,233	LG Corp.	764,601
16,135	Mando Corp.*	858,556
48,602	Samsung Electronics Co. Ltd.	3,191,935
8,042	SK Hynix, Inc.	883,274
		9,767,160
Mexico — 3.81%
67,100	Cemex SAB de CV, ADR*	454,938
1,051,914	Gentera SAB de CV*	678,141
292,200	PLA Administradora Industrial S de RL de CV, REIT	407,714
125,000	Regional SAB de CV	648,275
		2,189,068
Pakistan — 0.82%
716,266	Habib Bank Ltd.	473,564

Peru — 1.13%
5,300	Credicorp Ltd.	646,971

Philippines — 0.88%
217,870	Security Bank Corp.	508,354

Russia — 4.61%
2,105,100	Sistema PJSFC	654,594
678,420	United Co. RUSAL International PJSC*	667,345

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
384,300	VEON Ltd., ADR*	$657,153
25,296	X5 Retail Group NV, GDR	669,829
		2,648,921
South Africa — 6.06%
818,171	Growthpoint Properties Ltd., REIT	789,828
1,511,608	KAP Industrial Holdings Ltd.	414,914
36,044	Mr Price Group Ltd.	452,055
64,499	MTN Group Ltd.*	691,362
7,310	Naspers Ltd., N Shares	1,134,593
		3,482,752
Taiwan — 11.54%
52,422	Chailease Holding Co. Ltd.	498,629
29,000	Elite Material Co. Ltd.	290,631
100,979	Innodisk Corp.	743,938
35,850	Lotes Co. Ltd.	984,957
22,000	MediaTek, Inc.	944,010
63,000	Merida Industry Co. Ltd.	743,826
110,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,433,310
		6,639,301
Thailand — 1.25%
170,200	Kasikornbank Public Co. Ltd.	720,615

Turkey — 0.62%
165,917	KOC Holding AS	355,415

United Arab Emirates — 1.19%
630,804	Aldar Properties PJSC	684,980

United States — 1.32%
375,000	Samsonite International SA*,(a)	761,497

Vietnam — 1.58%
81	Hoa Phat Group JSC	165
253,150	Vinhomes JSC(a)	909,959
		910,124
Total Common Stocks		55,484,261
(Cost $57,794,465)
Preferred Stocks — 2.18%
Brazil — 1.21%
77,300	Centrais Eletricas Brasileiras SA, Class B	458,110
46,700	Petroleo Brasileiro SA	238,530
		696,640

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Colombia — 0.97%
71,056	Banco Davivienda SA*	$555,726

Total Preferred Stocks		1,252,366
(Cost $1,379,534)
Investment Company — 1.31%
753,943	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	753,943
Total Investment Company		753,943
(Cost $753,943)
Total Investments		$57,490,570
(Cost $59,927,942) — 99.97%
Other assets in excess of liabilities — 0.03%		18,274
NET ASSETS — 100.00%		$57,508,844

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	24.70%
Information Technology	19.92%
Consumer Discretionary	19.46%
Industrials	9.06%
Communication Services	6.83%
Real Estate	6.16%
Materials	5.69%
Health Care	3.30%
Consumer Staples	2.33%
Utilities	0.80%
Energy	0.41%
Other*	1.34%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.